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                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-147007




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                            VARIABLE SEPARATE ACCOUNT
                          SUPPLEMENT TO THE PROSPECTUS

             POLARIS ADVISOR III VARIABLE ANNUITY DATED MAY 1, 2008
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                          VARIABLE ANNUITY ACCOUNT FIVE
                          SUPPLEMENT TO THE PROSPECTUS

            SEASONS ADVISOR III VARIABLE ANNUITY DATED APRIL 30, 2008
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The MarketLock Income Plus optional living benefit is now available for election.





Dated: June 16, 2008



                Please keep this Supplement with your Prospectus